ACCRUAL (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of accrual

	June 30, 2023	December 31, 2022
	(Unaudited)

Accrued audit fee	$6,000	$22,000
Executive compensation	101,800	101,800
	107,800	123,800